John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 9/30/2020

Fund’s investments
As of 9-30-20 (unaudited)
	Shares	Value
Common stocks 79.0%		$114,638,756
(Cost $124,784,841)
Communication services 9.7%		14,115,779
Diversified telecommunication services 4.6%
AT&T, Inc.	18,003	513,266
BT Group PLC	50,500	63,964
CenturyLink, Inc.	17,685	178,442
China Telecom Corp., Ltd., H Shares	293,164	88,080
China Unicom Hong Kong, Ltd.	176,362	115,763
Deutsche Telekom AG	10,167	169,281
Hellenic Telecommunications Organization SA	66,938	964,056
Koninklijke KPN NV	378,865	888,937
KT Corp.	4,869	95,270
Magyar Telekom Telecommunications PLC	36,784	43,007
Nippon Telegraph & Telephone Corp.	4,969	101,450
Orange SA	889	9,259
Proximus SADP	2,840	51,810
Spark New Zealand, Ltd.	151,303	472,111
Swisscom AG	287	152,041
Telefonica Deutschland Holding AG	61,725	157,753
Telefonica SA	17,245	59,074
Verizon Communications, Inc. (A)	44,066	2,621,461
Entertainment 0.3%
Avex, Inc.	4,100	38,261
DeNA Company, Ltd.	4,720	86,866
G-bits Network Technology Xiamen Company, Ltd., Class A	563	51,683
Netflix, Inc. (B)	348	174,010
Nintendo Company, Ltd.	190	107,671
Interactive media and services 1.3%
Alphabet, Inc., Class A (B)	503	737,197
Alphabet, Inc., Class C (B)	80	117,568
Autohome, Inc., ADR	1,318	126,528
Baidu, Inc., ADR (B)	930	117,729
Facebook, Inc., Class A (B)	2,210	578,799
Gree, Inc.	17,680	85,942
Kakao Corp.	45	13,993
Z Holdings Corp.	10,015	66,894
Media 1.7%
Comcast Corp., Class A	32,994	1,526,302
Criteo SA, ADR (B)	2,995	36,509
Fuji Media Holdings, Inc.	3,165	30,479
Gendai Agency, Inc.	1,160	3,140
Metropole Television SA (B)	3,798	45,344
Nippon Television Holdings, Inc.	5,870	63,115
Omnicom Group, Inc.	2,881	142,610
RTL Group SA (B)	1,854	72,973
Telenet Group Holding NV	2,721	105,613
Television Francaise 1 (B)	10,007	61,258
The Interpublic Group of Companies, Inc.	9,430	157,198
TV Asahi Holdings Corp.	3,740	59,393
WPP PLC	12,565	98,685
Zee Entertainment Enterprises, Ltd.	13,507	38,596
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Communication services (continued)
Wireless telecommunication services 1.8%
Advanced Info Service PCL	5,905	$31,990
China Mobile, Ltd.	15,570	99,948
Globe Telecom, Inc.	1,631	69,959
Intouch Holdings PCL	43,285	70,261
KDDI Corp.	33,462	841,621
Mobile TeleSystems PJSC, ADR	10,513	91,778
MTN Group, Ltd.	8,035	26,959
NTT DOCOMO, Inc.	17,655	648,752
Orange Belgium SA	2,722	43,897
PLDT, Inc.	664	18,247
PLDT, Inc., ADR	694	18,773
SK Telecom Company, Ltd.	812	165,064
Softbank Corp.	38,501	430,223
Turkcell Iletisim Hizmetleri AS	14,074	27,433
VEON, Ltd., ADR	32,931	41,493
Consumer discretionary 5.3%		7,744,019
Auto components 0.6%
Aisan Industry Company, Ltd.	1,980	8,853
Bridgestone Corp.	7,365	232,801
Changzhou Xingyu Automotive Lighting Systems Company, Ltd.	2,800	61,761
Exedy Corp.	3,655	47,610
Hankook Tire & Technology Company, Ltd.	3,166	85,314
Ningbo Tuopu Group Company, Ltd., Class A	2,100	12,425
NOK Corp.	6,455	67,345
Sumitomo Riko Company, Ltd.	5,230	28,001
Tachi-S Company, Ltd.	3,240	29,972
Tokai Rika Company, Ltd.	4,790	71,623
Toyoda Gosei Company, Ltd.	2,065	47,415
Toyota Boshoku Corp.	3,770	53,453
Unipres Corp.	5,100	41,685
Weifu High-Technology Group Company, Ltd., Class A	23,949	88,579
Automobiles 1.0%
Daimler AG	3,638	196,252
Dongfeng Motor Group Company, Ltd., H Shares	142,829	89,340
Honda Motor Company, Ltd.	8,730	207,314
Isuzu Motors, Ltd.	98,332	859,989
Mitsubishi Motors Corp. (B)	13,900	30,693
Nissan Motor Company, Ltd. (B)	16,920	59,839
Renault SA (B)	2,304	59,768
Diversified consumer services 0.0%
Benesse Holdings, Inc.	440	11,325
Hotels, restaurants and leisure 0.9%
Caesars Entertainment, Inc. (B)	421	23,601
OPAP SA	40,190	381,118
Sands China, Ltd.	193,600	750,435
Starbucks Corp.	1,517	130,341
Household durables 0.0%
Funai Electric Company, Ltd. (B)	6,613	29,894
Nikon Corp.	6,325	42,679
Internet and direct marketing retail 0.9%
Amazon.com, Inc. (B)	377	1,187,071
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
JD.com, Inc., ADR (B)	1,417	$109,973
Multiline retail 0.1%
Marks & Spencer Group PLC	24,553	30,811
Target Corp.	721	113,500
Specialty retail 1.2%
CECONOMY AG (B)	10,052	49,397
China Tourism Group Duty Free Corp., Ltd., Class A	827	27,168
Halfords Group PLC	11,967	27,980
Kingfisher PLC	36,539	139,959
Nishimatsuya Chain Company, Ltd.	1,520	20,685
Party City Holdco, Inc. (B)	885	2,301
Shimamura Company, Ltd.	1,250	121,430
The Home Depot, Inc.	4,439	1,232,755
Tiffany & Company	562	65,108
Xebio Holdings Company, Ltd.	5,015	36,290
Textiles, apparel and luxury goods 0.6%
361 Degrees International, Ltd.	146,010	18,744
Sanyo Shokai, Ltd.	2,560	14,646
VF Corp.	11,342	796,776
Consumer staples 7.2%		10,503,740
Beverages 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,398	27,760
Anhui Gujing Distillery Company, Ltd., Class A	2,900	92,654
Coca-Cola Icecek AS	6,715	38,960
PepsiCo, Inc.	1,901	263,479
The Coca-Cola Company	5,769	284,816
Food and staples retailing 1.2%
Aeon Company, Ltd.	20,746	558,085
Cawachi, Ltd.	400	11,110
Costco Wholesale Corp.	691	245,305
J Sainsbury PLC	43,943	108,193
Jeronimo Martins SGPS SA	2,586	41,584
Koninklijke Ahold Delhaize NV	2,471	73,038
METRO AG	2,105	20,963
Seven & i Holdings Company, Ltd.	1,233	38,309
The Kroger Company	2,726	92,439
Walgreens Boots Alliance, Inc.	2,638	94,757
Walmart, Inc.	3,291	460,444
Food products 2.5%
Archer-Daniels-Midland Company	2,532	117,713
Bunge, Ltd.	1,274	58,222
Charoen Pokphand Foods PCL	454,722	403,043
General Mills, Inc.	4,061	250,482
Henan Shuanghui Investment & Development Company, Ltd., Class A	8,300	64,722
Hormel Foods Corp.	3,140	153,515
Jiangxi Zhengbang Technology Company, Ltd., Class A	10,700	28,663
Kellogg Company	18,345	1,184,904
Mondelez International, Inc., Class A	1,125	64,631
Nestle SA	8,620	1,025,883
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	224,702	13,763
The Hershey Company	480	68,803
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Food products (continued)
The J.M. Smucker Company	562	$64,922
The Kraft Heinz Company	4,684	140,286
Household products 0.6%
Colgate-Palmolive Company	2,010	155,072
Kimberly-Clark Corp.	1,454	214,698
The Clorox Company	633	133,038
The Procter & Gamble Company	3,204	445,324
Personal products 0.0%
Kao Corp.	400	30,028
Tobacco 2.4%
Altria Group, Inc.	13,583	524,847
British American Tobacco PLC	8,732	313,228
ITC, Ltd.	14,138	33,077
Japan Tobacco, Inc.	42,143	768,848
KT&G Corp.	2,988	211,018
Philip Morris International, Inc.	21,111	1,583,114
Energy 5.4%		7,781,126
Energy equipment and services 0.1%
Fugro NV (B)	4,176	16,324
Saipem SpA	16,953	29,159
The Drilling Company of 1972 A/S (B)	225	4,860
Trican Well Service, Ltd. (B)	20,366	17,589
Oil, gas and consumable fuels 5.3%
Advantage Oil & Gas, Ltd. (B)	14,160	18,610
ARC Resources, Ltd.	7,248	32,388
BP PLC	58,054	167,891
BP PLC, ADR	1,763	30,782
Cameco Corp.	4,498	45,434
Chevron Corp.	2,422	174,384
Coal India, Ltd.	146,178	230,609
Enbridge, Inc.	39,365	1,150,012
Eni SpA	15,079	117,858
Exxon Mobil Corp.	14,751	506,402
Galp Energia SGPS SA	85,170	789,993
Gazprom PJSC, ADR	13,410	58,468
Inpex Corp.	13,420	72,014
Japan Petroleum Exploration Company, Ltd.	1,365	21,224
Kinder Morgan, Inc.	17,016	209,807
LUKOIL PJSC, ADR	347	19,921
Neste OYJ	8,675	456,823
Oil & Natural Gas Corp., Ltd.	44,349	41,641
ONEOK, Inc.	5,992	155,672
Ovintiv, Inc.	2,687	21,975
Petronet LNG, Ltd.	20,049	59,812
Repsol SA	27,231	183,962
Royal Dutch Shell PLC, B Shares	19,179	232,585
Surgutneftegas PJSC, ADR (London Stock Exchange)	57,122	251,528
TC Energy Corp.	29,992	1,259,099
The Williams Companies, Inc.	11,159	219,274
TOTAL SE	33,283	1,143,023
Tourmaline Oil Corp.	2,235	27,309
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
YPF SA, ADR (B)	4,116	$14,694
Financials 11.9%		17,297,583
Banks 5.4%
ABN AMRO Bank NV (C)	9,811	82,015
AIB Group PLC (B)	44,135	45,277
Bank Mandiri Persero Tbk PT	67,710	22,644
Bank of America Corp.	48,137	1,159,620
Bank of Ireland Group PLC (B)	31,112	57,680
BNP Paribas SA (B)	3,732	135,003
BPER Banca (B)	7,059	16,443
CaixaBank SA	49,682	105,469
Canara Bank (B)	17,066	20,596
CIMB Group Holdings BHD	64,685	48,037
Comerica, Inc.	1,062	40,622
Dah Sing Financial Holdings, Ltd.	11,679	28,188
DGB Financial Group, Inc.	8,560	40,106
DNB ASA	56,406	785,770
Erste Group Bank AG	2,133	44,666
Huntington Bancshares, Inc.	10,379	95,175
ING Groep NV (B)	19,575	139,704
Japan Post Bank Company, Ltd.	4,640	36,191
JPMorgan Chase & Co.	1,123	108,111
Kasikornbank PCL	12,221	29,750
Kasikornbank PCL, NVDR	15,488	37,809
KB Financial Group, Inc.	3,441	110,800
Mitsubishi UFJ Financial Group, Inc.	249,949	997,515
Moneta Money Bank AS (C)	34,138	78,391
People's United Financial, Inc.	12,227	126,060
Resona Holdings, Inc.	45,627	155,443
Royal Bank of Canada	12,889	904,955
Sberbank of Russia PJSC, ADR (B)	4,236	49,434
Shinhan Financial Group Company, Ltd.	3,925	92,083
Societe Generale SA (B)	5,075	67,365
Standard Chartered PLC (B)	148,370	682,737
Sumitomo Mitsui Financial Group, Inc.	5,240	146,515
Sumitomo Mitsui Trust Holdings, Inc.	3,550	94,443
The Bank of Nova Scotia	26,878	1,116,662
The Tochigi Bank, Ltd.	10,550	18,277
Unicaja Banco SA (B)(C)	64,519	48,515
UniCredit SpA (B)	12,738	105,244
Capital markets 1.6%
ASX, Ltd.	8,293	484,855
CME Group, Inc.	1,064	178,018
GAM Holding AG (B)	3,988	7,688
Ichiyoshi Securities Company, Ltd.	4,200	18,842
IGM Financial, Inc.	2,292	52,551
Intercontinental Exchange, Inc.	423	42,321
Julius Baer Group, Ltd.	1,300	55,214
Nomura Holdings, Inc.	15,823	72,310
Standard Life Aberdeen PLC	31,840	92,724
UBS Group AG	112,720	1,259,410
Uranium Participation Corp. (B)	8,894	27,386
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 0.0%
Provident Financial PLC (B)	12,985	$32,456
Diversified financial services 0.5%
G-Resources Group, Ltd. (B)	1,350,453	7,697
M&G PLC	38,849	79,851
REC, Ltd.	86,032	115,632
Tokyo Century Corp.	10,100	550,509
Insurance 4.1%
Admiral Group PLC	459	15,480
Ageas SA/NV	2,075	84,907
Assicurazioni Generali SpA	27,648	389,682
Aviva PLC	197,181	729,517
AXA SA	83,762	1,550,264
Dai-ichi Life Holdings, Inc.	6,465	91,223
Direct Line Insurance Group PLC	67,171	234,273
SCOR SE (B)	2,345	65,289
Shin Kong Financial Holding Company, Ltd.	120,000	33,534
Swiss Re AG	2,402	178,178
T&D Holdings, Inc.	14,445	142,403
The Progressive Corp. (A)	14,849	1,405,755
Tokio Marine Holdings, Inc.	23,400	1,023,856
Tongyang Life Insurance Company, Ltd.	7,680	20,106
Mortgage real estate investment trusts 0.3%
Annaly Capital Management, Inc.	53,699	382,337
Health care 8.5%		12,354,229
Biotechnology 1.5%
AbbVie, Inc.	11,424	1,000,628
Amgen, Inc.	1,121	284,913
Beijing Tiantan Biological Products Corp., Ltd., Class A	2,200	12,865
BGI Genomics Company, Ltd., Class A	1,600	33,959
Gilead Sciences, Inc.	11,967	756,195
Health care equipment and supplies 1.1%
Abbott Laboratories	2,998	326,272
Becton, Dickinson and Company	322	74,923
Coloplast A/S, B Shares	771	122,195
Hoya Corp.	125	14,115
Medtronic PLC	9,377	974,458
ResMed, Inc.	352	60,343
Health care providers and services 0.3%
Cardinal Health, Inc.	2,068	97,093
CVS Health Corp.	1,581	92,330
UnitedHealth Group, Inc.	909	283,399
Health care technology 0.0%
AGFA-Gevaert NV (B)	7,606	31,708
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,090	14,044
EPS Holdings, Inc.	2,690	26,674
Pharmaceuticals 5.6%
Apeloa Pharmaceutical Company, Ltd., Class A	4,900	17,212
AstraZeneca PLC	8,981	981,304
Bristol-Myers Squibb Company	5,490	330,992
Chugai Pharmaceutical Company, Ltd.	1,533	68,794
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Daiichi Sankyo Company, Ltd.	837	$25,694
Eisai Company, Ltd.	790	72,153
Eli Lilly & Company	700	103,614
GlaxoSmithKline PLC	2,553	47,862
Johnson & Johnson	4,762	708,967
Merck & Company, Inc.	17,033	1,412,887
Novartis AG	17,970	1,560,233
Novo Nordisk A/S, B Shares	1,139	78,915
Pfizer, Inc. (A)	51,893	1,904,473
Roche Holding AG	854	292,530
Sanofi	1,285	128,772
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	3,600	18,270
Takeda Pharmaceutical Company, Ltd.	8,581	306,710
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	500	17,931
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	2,300	10,876
Zhejiang NHU Company, Ltd., Class A	10,100	44,381
Zoetis, Inc.	94	15,545
Industrials 7.4%		10,660,171
Aerospace and defense 1.3%
BAE Systems PLC	151,670	941,948
Dassault Aviation SA (B)	54	45,552
Lockheed Martin Corp.	2,310	885,377
Northrop Grumman Corp.	96	30,287
Air freight and logistics 0.3%
bpost SA	2,764	24,203
CH Robinson Worldwide, Inc.	1,311	133,971
PostNL NV (B)	29,308	88,977
United Parcel Service, Inc., Class B	1,158	192,958
Building products 0.2%
Cie de Saint-Gobain (B)	5,415	226,819
Zhejiang Weixing New Building Materials Company, Ltd., Class A	7,700	18,167
Commercial services and supplies 0.2%
Babcock International Group PLC	13,937	44,954
Prosegur Cia de Seguridad SA	15,619	37,446
Republic Services, Inc.	781	72,906
Toppan Forms Company, Ltd.	4,440	42,267
Waste Management, Inc.	680	76,956
Construction and engineering 0.8%
China Machinery Engineering Corp., H Shares	96,633	19,913
Chiyoda Corp. (B)	6,515	15,776
Implenia AG	422	12,959
JGC Holdings Corp.	7,035	72,968
Raubex Group, Ltd.	20,440	23,201
Toyo Engineering Corp. (B)	4,810	15,570
Vinci SA	12,203	1,019,640
Electrical equipment 0.7%
Cosel Company, Ltd.	3,240	33,309
Emerson Electric Company	14,574	955,617
Ushio, Inc.	3,510	44,690
Zumtobel Group AG	4,785	30,727
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.2%
3M Company	1,324	$212,078
Machinery 1.1%
Caterpillar, Inc.	382	56,975
Epiroc AB, A Shares	34,909	505,700
Hino Motors, Ltd.	11,930	77,410
Hisaka Works, Ltd.	3,150	26,892
Kone OYJ, B Shares	1,113	97,725
Mitsubishi Heavy Industries, Ltd.	1,635	36,200
OKUMA Corp.	1,590	74,605
Shibaura Machine Company, Ltd.	983	20,401
The Japan Steel Works, Ltd.	4,570	80,398
THK Company, Ltd.	2,910	73,232
Weichai Power Company, Ltd., H Shares	241,128	487,911
Marine 0.6%
A.P. Moller - Maersk A/S, Series B	111	175,478
D/S Norden A/S	4,499	73,118
Kuehne + Nagel International AG	2,837	550,870
Pacific Basin Shipping, Ltd.	390,287	60,124
Professional services 0.2%
Adecco Group AG	3,106	163,889
Hays PLC	42,584	61,795
Pagegroup PLC (B)	11,698	56,392
SThree PLC	7,647	23,690
Road and rail 0.1%
Daqin Railway Company, Ltd., Class A	200,190	187,755
The Go-Ahead Group PLC	1,341	9,976
Trading companies and distributors 1.7%
Bunzl PLC	16,272	525,364
Ferguson PLC	5,107	513,920
Mitsubishi Corp.	9,853	235,835
Rexel SA (B)	9,178	115,074
SIG PLC	21,999	7,272
Triton International, Ltd.	24,567	999,140
Xiamen C & D, Inc., Class A	19,706	24,874
Transportation infrastructure 0.0%
Hamburger Hafen und Logistik AG	1,084	18,920
Information technology 11.5%		16,700,940
Communications equipment 1.5%
Cisco Systems, Inc.	31,354	1,235,034
Guangzhou Haige Communications Group, Inc. Company, Class A	14,600	25,197
Juniper Networks, Inc.	9,331	200,617
Motorola Solutions, Inc.	272	42,652
Nokia OYJ (B)	33,353	130,539
Telefonaktiebolaget LM Ericsson, B Shares	44,382	485,683
Electronic equipment, instruments and components 0.2%
Citizen Watch Company, Ltd. (B)	16,965	47,592
Enplas Corp.	1,210	25,901
Foxconn Technology Company, Ltd.	32,977	58,953
Innolux Corp. (B)	168,178	54,898
Lens Technology Company, Ltd., Class A	4,700	22,414
Nichicon Corp.	8,500	65,217
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Nippon Chemi-Con Corp. (B)	3,450	$46,516
PAX Global Technology, Ltd.	64,535	38,887
IT services 1.7%
Accenture PLC, Class A	971	219,436
Broadridge Financial Solutions, Inc.	1,381	182,292
Fidelity National Information Services, Inc.	905	133,225
Fujitsu, Ltd.	1,024	139,896
IBM Corp.	3,859	469,525
Infosys, Ltd.	7,611	104,419
Itochu Techno-Solutions Corp.	3,089	117,183
Jack Henry & Associates, Inc.	524	85,197
Leidos Holdings, Inc.	1,105	98,511
Mastercard, Inc., Class A	645	218,120
Nomura Research Institute, Ltd.	2,608	76,791
Obic Company, Ltd.	611	107,452
Sopra Steria Group (B)	139	22,035
The Western Union Company	5,428	116,322
Visa, Inc., Class A	1,877	375,344
Wipro, Ltd.	8,267	35,147
Semiconductors and semiconductor equipment 4.8%
Analog Devices, Inc.	1,151	134,368
Broadcom, Inc.	1,132	412,410
Disco Corp.	177	43,277
Intel Corp.	4,903	253,877
KLA Corp.	727	140,849
LONGi Green Energy Technology Company, Ltd., Class A	2,622	29,009
Maxim Integrated Products, Inc.	7,132	482,195
Miraial Company, Ltd.	2,210	24,389
NVIDIA Corp.	655	354,499
QUALCOMM, Inc.	6,779	797,753
Skyworks Solutions, Inc.	1,071	155,831
Taiwan Semiconductor Manufacturing Company, Ltd.	89,000	1,338,922
Texas Instruments, Inc.	14,577	2,081,450
Tokyo Electron, Ltd.	1,895	495,077
Tokyo Seimitsu Company, Ltd.	2,175	69,279
Xilinx, Inc.	1,073	111,850
Software 1.4%
Intuit, Inc.	429	139,944
Microsoft Corp.	6,382	1,342,326
NortonLifeLock, Inc.	2,104	43,847
Oracle Corp.	2,567	153,250
Oracle Corp. Japan	1,772	191,335
Trend Micro, Inc.	2,312	140,890
Technology hardware, storage and peripherals 1.9%
Acer, Inc.	82,183	70,812
Apple, Inc.	11,539	1,336,332
Canon, Inc.	12,752	211,512
Compal Electronics, Inc.	152,072	100,573
HP, Inc.	5,053	95,956
Logitech International SA	6,843	530,073
Maxell Holdings, Ltd. (B)	3,380	34,955
Melco Holdings, Inc.	421	9,576
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
NetApp, Inc.	2,193	$96,141
Quadient SA	2,921	39,557
Samsung Electronics Company, Ltd.	1,980	98,295
Seagate Technology PLC	3,238	159,536
Materials 4.6%		6,674,212
Chemicals 1.2%
BASF SE	3,782	230,309
China BlueChemical, Ltd., H Shares	177,399	25,809
Dow, Inc.	2,640	124,212
EMS-Chemie Holding AG	130	116,800
JSR Corp.	24,945	592,896
Lomon Billions Group Company, Ltd., Class A	5,231	17,982
Mitsubishi Gas Chemical Company, Inc.	28,780	535,408
Nitto Denko Corp.	1,470	95,769
Construction materials 0.2%
Huaxin Cement Company, Ltd., Class A	5,300	19,680
Imerys SA	1,415	52,598
LafargeHolcim, Ltd. (B)	3,842	174,886
Vicat SA	1,231	41,170
Containers and packaging 0.6%
Amcor PLC	61,659	681,332
International Paper Company	3,172	128,593
Nampak, Ltd. (B)	74,708	4,010
Metals and mining 2.6%
Anglo American PLC	4,433	107,250
Barrick Gold Corp.	5,317	149,342
Centerra Gold, Inc.	4,342	50,511
Chubu Steel Plate Company, Ltd.	1,510	10,781
Eldorado Gold Corp. (B)	4,475	47,211
Endeavour Mining Corp. (B)	2,154	53,626
Eregli Demir ve Celik Fabrikalari TAS	369,930	453,423
Fortescue Metals Group, Ltd.	2,745	32,248
Gold Fields, Ltd.	6,310	77,194
Harmony Gold Mining Company, Ltd., ADR (B)	10,376	54,682
Hunan Valin Steel Company, Ltd., Class A	150,920	112,046
IAMGOLD Corp. (B)	6,000	22,980
Impala Platinum Holdings, Ltd.	57,178	496,803
Kinross Gold Corp. (B)	8,537	75,296
Kyoei Steel, Ltd.	4,110	52,828
MMC Norilsk Nickel PJSC, ADR	17,429	420,910
Nakayama Steel Works, Ltd.	6,190	21,034
Neturen Company, Ltd.	2,100	10,638
Newmont Corp.	2,718	173,382
Norsk Hydro ASA (B)	32,338	89,260
Novolipetsk Steel PJSC, GDR	1,266	28,029
Nucor Corp.	849	38,086
Pacific Metals Company, Ltd.	1,640	24,555
Polymetal International PLC	4,652	101,363
Polyus PJSC, GDR	5,005	527,290
Polyus PJSC, GDR (London Stock Exchange)	29	3,055
Resolute Mining, Ltd. (B)	35,231	23,822
Salzgitter AG (B)	3,631	59,923
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Materials (continued)
Metals and mining (continued)
Severstal PAO, GDR	8,642	$109,840
Tokyo Steel Manufacturing Company, Ltd.	9,530	64,938
Vedanta, Ltd.	111,294	208,510
Western Areas, Ltd.	27,101	40,157
Yamato Kogyo Company, Ltd.	3,205	78,490
Yodogawa Steel Works, Ltd.	740	13,255
Real estate 3.1%		4,416,788
Equity real estate investment trusts 2.3%
American Tower Corp.	288	69,618
Boston Properties, Inc.	7,007	562,662
Crown Castle International Corp.	830	138,195
Extra Space Storage, Inc.	1,219	130,421
Growthpoint Properties, Ltd.	268,143	196,003
Iron Mountain, Inc.	10,631	284,804
Land Securities Group PLC	5,517	37,142
Mapletree Logistics Trust	330,165	497,317
Medical Properties Trust, Inc.	52,432	924,376
Omega Healthcare Investors, Inc.	2,518	75,389
Public Storage	937	208,689
The British Land Company PLC	8,159	35,568
WP Carey, Inc.	997	64,965
Real estate management and development 0.8%
China Fortune Land Development Company, Ltd., Class A	51,845	116,043
CK Asset Holdings, Ltd.	14,295	70,242
Jinke Properties Group Company, Ltd., Class A	45,700	61,001
Mitsubishi Estate Company, Ltd.	6,130	92,855
Nexity SA	28,000	851,498
Utilities 4.4%		6,390,169
Electric utilities 2.0%
Alliant Energy Corp.	1,222	63,116
American Electric Power Company, Inc.	1,829	149,484
CEZ AS	19,833	375,015
Duke Energy Corp.	3,231	286,137
Edison International	16,311	829,251
Entergy Corp.	566	55,768
Exelon Corp.	20,030	716,273
FirstEnergy Corp.	1,431	41,084
NextEra Energy, Inc.	238	66,059
OGE Energy Corp.	2,247	67,388
PPL Corp.	7,251	197,300
Xcel Energy, Inc.	787	54,311
Gas utilities 0.1%
Enagas SA	3,426	79,049
Naturgy Energy Group SA	3,956	79,336
Independent power and renewable electricity producers 0.7%
GD Power Development Company, Ltd., Class A	199,000	59,143
Meridian Energy, Ltd.	149,453	491,532
NTPC, Ltd.	6,481	7,503
The AES Corp.	26,115	472,943
Multi-utilities 1.3%
Centrica PLC	65,809	34,051
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp.	364	$22,353
Consolidated Edison, Inc.	842	65,508
Dominion Energy, Inc.	1,284	101,346
DTE Energy Company	80	9,203
E.ON SE	54,491	600,622
Engie SA (B)	11,311	151,155
National Grid PLC	72,247	829,839
WEC Energy Group, Inc.	579	56,105
Water utilities 0.3%

Guangdong Investment, Ltd.	270,000	429,295
Preferred securities 0.9%		$1,313,144
(Cost $1,258,794)
Consumer discretionary 0.7%		1,014,604
Automobiles 0.7%
Hyundai Motor Company	1,409	95,641
Volkswagen AG	5,711	918,963
Financials 0.1%		110,494
Insurance 0.1%
Samsung Fire & Marine Insurance Company, Ltd.	934	110,494
Information technology 0.1%		188,046
Technology hardware, storage and peripherals 0.1%

Samsung Electronics Company, Ltd.	4,369	188,046
Exchange-traded funds 1.6%		$2,239,401
(Cost $2,222,986)
iShares Core MSCI EAFE ETF	1,094	65,946
iShares MSCI USA Min Vol Factor ETF	11,285	719,193

Vanguard S&P 500 ETF	4,727	1,454,262
Other equity investments 0.1%		$196,129
(Cost $240,553)
Allstar Co-Invest LLC (LLC Interest) (B)(D)(E)	236,300	196,129

	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 14.0%					$20,378,427
(Cost $19,911,577)
Communication services 2.2%					3,150,999
Diversified telecommunication services 0.4%
Embarq Corp.	7.995	06-01-36		100,000	118,406
Frontier Communications Corp. (F)	6.875	01-15-25		40,000	15,158
Frontier Communications Corp. (F)	10.500	09-15-22		40,000	16,700
Telecom Argentina SA (C)	8.500	08-06-25		88,000	75,350
Telecom Italia SpA (C)	5.303	05-30-24		200,000	217,180
Ziggo BV (C)	5.500	01-15-27		153,000	160,268
Media 1.7%
Altice Financing SA (C)	7.500	05-15-26		210,000	222,291
Altice France SA (C)	3.375	01-15-28	EUR	100,000	112,877
Altice France SA	5.875	02-01-27	EUR	165,000	204,191
CCO Holdings LLC (C)	4.250	02-01-31		115,000	119,129
CCO Holdings LLC (C)	4.500	08-15-30		45,000	47,252
CCO Holdings LLC (C)	4.500	05-01-32		60,000	62,625
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (C)	5.750	02-15-26		155,000	$161,200
CSC Holdings LLC (C)	6.500	02-01-29		390,000	434,850
DISH DBS Corp.	5.000	03-15-23		175,000	178,500
DISH DBS Corp.	5.875	07-15-22		50,000	52,000
DISH DBS Corp.	5.875	11-15-24		30,000	30,894
DISH DBS Corp.	7.750	07-01-26		30,000	32,981
Gray Television, Inc. (C)	5.125	10-15-24		130,000	132,600
Gray Television, Inc. (C)	5.875	07-15-26		50,000	51,875
Lamar Media Corp. (C)	3.750	02-15-28		30,000	29,850
Nexstar Broadcasting, Inc. (C)	5.625	07-15-27		180,000	188,811
Scripps Escrow, Inc. (C)	5.875	07-15-27		100,000	96,500
Virgin Media Secured Finance PLC (C)	4.125	08-15-30	GBP	100,000	127,232
Vmed O2 UK Financing I PLC (C)	3.250	01-31-31	EUR	100,000	116,560
WMG Acquisition Corp. (C)	5.500	04-15-26		85,000	88,188
Wireless telecommunication services 0.1%
Sprint Corp.	7.125	06-15-24		50,000	57,531
Consumer discretionary 2.5%					3,656,990
Auto components 0.2%
Adient Global Holdings, Ltd.	3.500	08-15-24	EUR	200,000	215,728
Clarios Global LP (C)	8.500	05-15-27		40,000	41,500
Automobiles 0.2%
Ford Motor Company	4.750	01-15-43		60,000	54,326
Ford Motor Credit Company LLC	4.542	08-01-26		200,000	199,226
Distributors 0.1%
LKQ European Holdings BV	3.625	04-01-26	EUR	100,000	118,272
Diversified consumer services 0.1%
Q-Park Holding I BV (C)	2.000	03-01-27	EUR	100,000	104,257
Service Corp. International	3.375	08-15-30		10,000	10,013
Service Corp. International	4.625	12-15-27		35,000	37,072
Service Corp. International	5.125	06-01-29		25,000	27,703
Hotels, restaurants and leisure 1.1%
Aramark Services, Inc. (C)	5.000	04-01-25		30,000	30,432
Boyd Gaming Corp.	4.750	12-01-27		25,000	24,531
Boyd Gaming Corp.	6.375	04-01-26		85,000	88,501
Caesars Entertainment, Inc. (C)	6.250	07-01-25		95,000	99,038
Caesars Entertainment, Inc. (C)	8.125	07-01-27		55,000	58,300
Caesars Resort Collection LLC (C)	5.250	10-15-25		120,000	116,100
Caesars Resort Collection LLC (C)	5.750	07-01-25		30,000	30,938
Carnival Corp. (C)	9.875	08-01-27		90,000	95,129
Carnival Corp. (C)	11.500	04-01-23		110,000	123,308
Cirsa Finance International Sarl	6.250	12-20-23	EUR	100,000	106,187
Jacobs Entertainment, Inc. (C)	7.875	02-01-24		165,000	161,012
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (C)	4.750	06-01-27		60,000	62,958
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (C)	5.250	06-01-26		60,000	62,340
New Red Finance, Inc. (C)	4.000	10-15-30		60,000	60,463
New Red Finance, Inc. (C)	5.000	10-15-25		220,000	225,579
Penn National Gaming, Inc. (C)	5.625	01-15-27		186,000	192,938
Sugarhouse HSP Gaming Prop Mezz LP (C)	5.875	05-15-25		105,000	102,375
Yum! Brands, Inc. (C)	4.750	01-15-30		30,000	32,325
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Household durables 0.3%
Adams Homes, Inc. (C)	7.500	02-15-25		20,000	$20,200
Ashton Woods USA LLC (C)	6.625	01-15-28		95,000	95,475
KB Home	4.800	11-15-29		30,000	33,075
M/I Homes, Inc.	4.950	02-01-28		70,000	72,100
M/I Homes, Inc.	5.625	08-01-25		40,000	41,400
Taylor Morrison Communities, Inc. (C)	5.750	01-15-28		140,000	153,062
Leisure products 0.1%
Mattel, Inc. (C)	5.875	12-15-27		40,000	43,050
Mattel, Inc. (C)	6.750	12-31-25		140,000	147,700
Specialty retail 0.3%
Asbury Automotive Group, Inc. (C)	4.500	03-01-28		8,000	8,050
Asbury Automotive Group, Inc. (C)	4.750	03-01-30		8,000	8,060
Group 1 Automotive, Inc. (C)	4.000	08-15-28		45,000	44,213
L Brands, Inc. (C)	6.625	10-01-30		50,000	50,875
Lithia Motors, Inc. (C)	4.625	12-15-27		65,000	67,113
Parts Europe SA (C)	6.500	07-16-25	EUR	100,000	118,121
Party City Holdings, Inc. (Greater of 6 month LIBOR + 5.000% or 5.750%) (C)(G)	5.750	07-15-25		8,706	6,355
PetSmart, Inc. (C)	5.875	06-01-25		30,000	30,708
Specialty Building Products Holdings LLC (C)	6.375	09-30-26		15,000	15,263
Staples, Inc. (C)	7.500	04-15-26		150,000	138,219
Textiles, apparel and luxury goods 0.1%
PVH Corp. (C)	4.625	07-10-25		80,000	83,400
Consumer staples 0.8%					1,094,674
Food and staples retailing 0.0%
Performance Food Group, Inc. (C)	5.500	10-15-27		45,000	46,350
Food products 0.5%
B&G Foods, Inc.	5.250	09-15-27		55,000	57,383
Kraft Heinz Foods Company (C)	3.750	04-01-30		50,000	52,781
Kraft Heinz Foods Company (C)	4.250	03-01-31		35,000	38,374
MARB BondCo PLC (C)	7.000	03-15-24		200,000	206,800
Post Holdings, Inc. (C)	4.625	04-15-30		15,000	15,431
Post Holdings, Inc. (C)	5.000	08-15-26		190,000	194,750
Post Holdings, Inc. (C)	5.625	01-15-28		70,000	74,135
Post Holdings, Inc. (C)	5.750	03-01-27		50,000	52,563
TreeHouse Foods, Inc.	4.000	09-01-28		75,000	75,854
Household products 0.2%
Diamond BC BV	5.625	08-15-25	EUR	200,000	228,628
Personal products 0.1%
Prestige Brands, Inc. (C)	5.125	01-15-28		50,000	51,625
Energy 2.0%					2,972,655
Energy equipment and services 0.1%
Tervita Corp. (C)	7.625	12-01-21		109,000	99,463
Transocean, Inc.	6.800	03-15-38		110,000	14,575
Oil, gas and consumable fuels 1.9%
Antero Midstream Partners LP (C)	5.750	01-15-28		90,000	74,025
Apache Corp.	4.375	10-15-28		100,000	91,500
Apache Corp.	4.625	11-15-25		70,000	66,719
Apache Corp.	4.750	04-15-43		7,000	6,219
Apache Corp.	5.100	09-01-40		8,000	7,191
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Buckeye Partners LP (C)	4.125	03-01-25		45,000	$42,975
Buckeye Partners LP (C)	4.500	03-01-28		40,000	38,550
Centennial Resource Production LLC (C)	5.375	01-15-26		65,000	26,000
Cheniere Energy Partners LP	4.500	10-01-29		71,000	72,811
Continental Resources, Inc.	4.375	01-15-28		60,000	51,872
Continental Resources, Inc.	4.900	06-01-44		60,000	45,341
DCP Midstream Operating LP	5.375	07-15-25		120,000	123,730
EG Global Finance PLC	6.250	10-30-25	EUR	100,000	116,753
EQM Midstream Partners LP (C)	6.000	07-01-25		15,000	15,469
EQM Midstream Partners LP (C)	6.500	07-01-27		15,000	15,900
EQM Midstream Partners LP	6.500	07-15-48		50,000	47,094
Jagged Peak Energy LLC	5.875	05-01-26		85,000	84,575
Matador Resources Company	5.875	09-15-26		105,000	87,775
Occidental Petroleum Corp.	3.000	02-15-27		85,000	66,794
Occidental Petroleum Corp.	3.400	04-15-26		20,000	15,950
Occidental Petroleum Corp.	4.200	03-15-48		121,000	83,188
Occidental Petroleum Corp.	4.400	04-15-46		29,000	20,690
Petrobras Global Finance BV	5.093	01-15-30		80,000	84,068
Petrobras Global Finance BV	5.600	01-03-31		50,000	53,411
Petrobras Global Finance BV	5.750	02-01-29		235,000	259,323
Petrobras Global Finance BV	7.375	01-17-27		60,000	71,061
Petroleos Mexicanos	6.750	09-21-47		200,000	154,000
Petroleos Mexicanos	6.840	01-23-30		300,000	267,000
QEP Resources, Inc.	5.625	03-01-26		37,000	20,998
SM Energy Company	5.000	01-15-24		30,000	16,050
SM Energy Company	6.625	01-15-27		10,000	4,442
Tallgrass Energy Partners LP (C)	4.750	10-01-23		110,000	104,225
Tallgrass Energy Partners LP (C)	6.000	03-01-27		20,000	18,300
Targa Resources Partners LP	6.500	07-15-27		215,000	224,138
Vine Oil & Gas LP (C)	8.750	04-15-23		105,000	70,350
Western Midstream Operating LP	5.050	02-01-30		150,000	146,237
Western Midstream Operating LP	6.250	02-01-50		50,000	46,313
WPX Energy, Inc.	5.250	09-15-24		40,000	41,800
YPF SA	7.000	12-15-47		120,000	75,780
Financials 1.4%					2,102,760
Banks 0.3%
Banca Monte dei Paschi di Siena SpA (5.375% to 1-18-23, then 5 Year Euro Swap Rate + 5.005%)	5.375	01-18-28	EUR	100,000	96,317
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (C)(H)	8.125	12-23-25		250,000	293,750
Capital markets 0.2%
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (C)(H)	5.250	02-11-27		200,000	200,400
MSCI, Inc. (C)	4.000	11-15-29		145,000	152,250
Consumer finance 0.3%
Credit Acceptance Corp. (C)	5.125	12-31-24		75,000	74,477
Credit Acceptance Corp.	6.625	03-15-26		70,000	72,275
DAE Funding LLC (C)	4.500	08-01-22		35,000	34,606
DAE Funding LLC (C)	5.000	08-01-24		65,000	65,325
goeasy, Ltd. (C)	5.375	12-01-24		95,000	96,188
Navient Corp.	6.500	06-15-22		55,000	56,100
OneMain Finance Corp.	5.375	11-15-29		85,000	88,400
16	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Consumer finance (continued)
OneMain Finance Corp.	6.125	03-15-24		5,000	$5,238
Diversified financial services 0.1%
AA Bond Company, Ltd.	6.269	07-31-25	GBP	100,000	137,722
Insurance 0.3%
Acrisure LLC (C)	7.000	11-15-25		155,000	152,268
Acrisure LLC (C)	8.125	02-15-24		72,000	75,420
Acrisure LLC (C)	10.125	08-01-26		75,000	83,075
Genworth Holdings, Inc.	4.800	02-15-24		5,000	4,600
Genworth Holdings, Inc.	4.900	08-15-23		75,000	69,000
Genworth Holdings, Inc.	6.500	06-15-34		50,000	45,625
Genworth Holdings, Inc.	7.200	02-15-21		30,000	30,150
Genworth Holdings, Inc.	7.625	09-24-21		20,000	19,995
Thrifts and mortgage finance 0.2%
Genworth Mortgage Holdings, Inc. (C)	6.500	08-15-25		125,000	130,588
MGIC Investment Corp.	5.250	08-15-28		115,000	118,991
Health care 1.3%					1,834,169
Biotechnology 0.0%
Emergent BioSolutions, Inc. (C)	3.875	08-15-28		10,000	10,039
Health care equipment and supplies 0.1%
Constantin Investissement 3 SASU	5.375	04-15-25	EUR	100,000	117,538
Hill-Rom Holdings, Inc. (C)	4.375	09-15-27		80,000	82,796
Health care providers and services 0.4%
Community Health Systems, Inc. (C)	6.625	02-15-25		95,000	91,903
Community Health Systems, Inc.	6.875	02-01-22		14,000	12,460
Community Health Systems, Inc. (C)	8.125	06-30-24		95,000	69,350
HCA, Inc.	3.500	09-01-30		210,000	213,824
HCA, Inc.	5.375	09-01-26		60,000	66,300
HCA, Inc.	5.625	09-01-28		10,000	11,440
HCA, Inc.	5.875	02-01-29		5,000	5,825
HCA, Inc.	7.500	11-15-95		65,000	80,600
Life sciences tools and services 0.1%
Avantor Funding, Inc. (C)	3.875	07-15-28	EUR	100,000	119,845
Pharmaceuticals 0.7%
Bausch Health Companies, Inc.	4.500	05-15-23	EUR	130,000	151,181
Bausch Health Companies, Inc. (C)	5.000	01-30-28		135,000	131,119
Bausch Health Companies, Inc. (C)	5.875	05-15-23		7,000	6,965
Bausch Health Companies, Inc. (C)	6.125	04-15-25		95,000	97,256
Endo DAC (C)	9.500	07-31-27		37,000	38,665
Par Pharmaceutical, Inc. (C)	7.500	04-01-27		105,000	110,006
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	100,000	108,151
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		105,000	100,406
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		200,000	208,500
Industrials 1.2%					1,767,919
Aerospace and defense 0.2%
Bombardier, Inc. (C)	6.125	01-15-23		90,000	76,950
Bombardier, Inc. (C)	7.875	04-15-27		60,000	45,506
TransDigm, Inc.	5.500	11-15-27		55,000	52,858
TransDigm, Inc. (C)	6.250	03-15-26		150,000	157,283
Building products 0.0%
Advanced Drainage Systems, Inc. (C)	5.000	09-30-27		25,000	26,125
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products (continued)
Builders FirstSource, Inc. (C)	5.000	03-01-30		45,000	$46,575
Commercial services and supplies 0.3%
American Builders & Contractors Supply Company, Inc. (C)	4.000	01-15-28		85,000	86,381
Anagram International, Inc. (5.000% Cash and 5.000% PIK) (C)	10.000	08-15-26		4,706	4,000
APX Group, Inc.	7.625	09-01-23		95,000	95,950
Arena Luxembourg Finance Sarl (C)	1.875	02-01-28	EUR	100,000	104,917
Clean Harbors, Inc. (C)	4.875	07-15-27		49,000	50,838
Stericycle, Inc. (C)	5.375	07-15-24		90,000	93,461
Electrical equipment 0.2%
Sensata Technologies BV (C)	5.000	10-01-25		100,000	107,500
Sensata Technologies BV (C)	5.625	11-01-24		10,000	10,850
Techem Verwaltungsgesellschaft 675 mbH (C)	2.000	07-15-25	EUR	100,000	111,677
Machinery 0.1%
Vertical Midco GmbH (C)	4.375	07-15-27	EUR	100,000	119,137
Professional services 0.1%
La Financiere Atalian SASU	4.000	05-15-24	EUR	100,000	98,779
La Financiere Atalian SASU (C)	4.000	05-15-24	EUR	100,000	98,779
Trading companies and distributors 0.3%
Herc Holdings, Inc. (C)	5.500	07-15-27		140,000	144,851
Loxam SAS	3.250	01-14-25	EUR	100,000	110,796
United Rentals North America, Inc.	3.875	02-15-31		45,000	45,675
United Rentals North America, Inc.	5.875	09-15-26		75,000	79,031
Information technology 1.0%					1,423,485
IT services 0.3%
Black Knight InfoServ LLC (C)	3.625	09-01-28		60,000	60,638
Cardtronics, Inc. (C)	5.500	05-01-25		10,000	10,000
Presidio Holdings, Inc. (C)	4.875	02-01-27		75,000	76,009
Presidio Holdings, Inc. (C)	8.250	02-01-28		60,000	62,850
Tempo Acquisition LLC (C)	6.750	06-01-25		180,000	183,710
Semiconductors and semiconductor equipment 0.2%
Entegris, Inc. (C)	4.625	02-10-26		145,000	148,263
Qorvo, Inc. (C)	3.375	04-01-31		80,000	81,370
Qorvo, Inc.	4.375	10-15-29		85,000	90,313
Qorvo, Inc.	5.500	07-15-26		30,000	31,817
Software 0.3%
BY Crown Parent LLC (C)	4.250	01-31-26		40,000	40,725
CDK Global, Inc. (C)	5.250	05-15-29		60,000	63,900
Open Text Corp. (C)	3.875	02-15-28		85,000	85,983
Open Text Holdings, Inc. (C)	4.125	02-15-30		70,000	71,991
PTC, Inc. (C)	3.625	02-15-25		15,000	15,225
PTC, Inc. (C)	4.000	02-15-28		20,000	20,557
SS&C Technologies, Inc. (C)	5.500	09-30-27		150,000	159,408
Technology hardware, storage and peripherals 0.2%
Xerox Corp.	4.375	03-15-23		140,000	144,102
Xerox Corp.	4.800	03-01-35		10,000	9,550
Xerox Corp.	6.750	12-15-39		50,000	52,250
Xerox Holdings Corp. (C)	5.000	08-15-25		15,000	14,824
Materials 1.3%					1,851,150
Chemicals 0.1%
CF Industries, Inc.	4.950	06-01-43		10,000	11,647
18	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
CF Industries, Inc.	5.150	03-15-34		45,000	$53,172
CF Industries, Inc.	5.375	03-15-44		20,000	24,068
Containers and packaging 0.8%
ARD Finance SA (5.000% Cash or 5.750% PIK) (C)	5.000	06-30-27	EUR	195,000	222,920
Ardagh Packaging Finance PLC (C)	2.125	08-15-26	EUR	105,000	119,443
Berry Global, Inc. (C)	1.500	01-15-27	EUR	106,000	119,719
Berry Global, Inc. (C)	5.625	07-15-27		35,000	36,706
Crown European Holdings SA	2.875	02-01-26	EUR	125,000	152,077
OI European Group BV (C)	4.000	03-15-23		10,000	10,150
Owens-Brockway Glass Container, Inc. (C)	5.875	08-15-23		165,000	173,250
Reynolds Group Issuer, Inc. (C)	5.125	07-15-23		55,000	55,688
Silgan Holdings, Inc.	2.250	06-01-28	EUR	100,000	114,026
Trivium Packaging Finance BV	3.750	08-15-26	EUR	100,000	115,779
Metals and mining 0.3%
Constellium SE	4.250	02-15-26	EUR	125,000	145,914
FMG Resources August 2006 Pty, Ltd. (C)	4.500	09-15-27		15,000	16,013
Novelis Corp. (C)	4.750	01-30-30		75,000	73,198
Novelis Corp. (C)	5.875	09-30-26		55,000	56,513
Vedanta Holdings Mauritius II, Ltd. (C)	13.000	08-21-23		200,000	205,956
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (C)	6.875	01-15-25		145,000	144,911
Real estate 0.2%					315,755
Equity real estate investment trusts 0.2%
FelCor Lodging LP	6.000	06-01-25		115,000	113,275
Iron Mountain, Inc. (C)	4.875	09-15-29		75,000	76,313
VICI Properties LP (C)	3.500	02-15-25		10,000	9,900
VICI Properties LP (C)	3.750	02-15-27		5,000	4,916
VICI Properties LP (C)	4.250	12-01-26		60,000	60,279
VICI Properties LP (C)	4.625	12-01-29		50,000	51,072
Utilities 0.1%					207,871
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25		32,000	34,362
AmeriGas Partners LP	5.750	05-20-27		40,000	43,800

AmeriGas Partners LP	5.875	08-20-26		118,000	129,709
Convertible bonds 0.5%					$667,974
(Cost $632,887)
Communication services 0.0%					22,870
Entertainment 0.0%
Cinemark Holdings, Inc. (C)	4.500	08-15-25		23,000	22,870
Energy 0.1%					82,574
Oil, gas and consumable fuels 0.1%
Pioneer Natural Resources Company (C)	0.250	05-15-25		75,000	82,574
Health care 0.1%					126,588
Health care equipment and supplies 0.1%
Integra LifeSciences Holdings Corp. (C)	0.500	08-15-25		51,000	47,733
NuVasive, Inc. (C)	0.375	03-15-25		90,000	78,855
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
Information technology 0.3%					$435,942
IT services 0.1%
Square, Inc. (C)	0.125	03-01-25		50,000	75,978
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc.	2.250	02-15-37		50,000	74,634
Software 0.1%
Splunk, Inc.	1.125	09-15-25		20,000	28,865
Splunk, Inc. (C)	1.125	06-15-27		36,000	38,734
Workday, Inc.	0.250	10-01-22		75,000	115,196
Technology hardware, storage and peripherals 0.1%

Western Digital Corp.	1.500	02-01-24		108,000	102,535
Term loans (I) 0.2%					$316,067
(Cost $316,957)
Consumer staples 0.1%					113,874
Food products 0.1%
Froneri Lux FinCo SARL, 2020 EUR Term Loan (1 month EURIBOR + 2.625%)	2.625	01-31-27	EUR	100,000	113,874
Financials 0.0%					94,347
Insurance 0.0%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	3.264	04-25-25		97,750	94,347
Industrials 0.1%					107,846
Professional services 0.1%
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.750%)	3.895	02-06-26		109,101	107,846
Escrow certificates 0.0%					$963
(Cost $167,922)
Foothills Resources, Inc. (B)(E)	11.500	04-01-23		170,000	213

Texas Competitive Electric Holdings Company LLC (B)(E)	11.500	10-01-20		500,000	750

	Par value^	Value
Short-term investments 1.0%		$1,400,000
(Cost $1,400,000)
Repurchase agreement 1.0%		1,400,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-20 at 0.070% to be repurchased at $1,400,003 on 10-1-20, collateralized by $1,291,682 Federal Home Loan Mortgage Corp., 2.500% - 7.000% due 5-1-22 to 9-1-42 (valued at $1,392,396)	1,400,000	1,400,000

Total investments (Cost $150,936,517) 97.3%	$141,150,861
Other assets and liabilities, net 2.7%	3,944,343
Total net assets 100.0%	$145,095,204

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
20	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

NVDR	Non-Voting Depositary Receipt
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing - Issuer is in default.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 9-30-20:
United States	49.4%
Japan	9.9%
United Kingdom	5.8%
France	5.0%
Switzerland	4.3%
Canada	3.9%
Germany	1.9%
Netherlands	1.7%
China	1.6%
Taiwan	1.1%
Other countries	15.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	21

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	205	Short	Dec 2020	$(7,951,620)	$(7,676,849)	$274,771
FTSE 100 Index Futures	21	Short	Dec 2020	(1,625,670)	(1,582,891)	42,779
MSCI EAFE Index Futures	128	Short	Dec 2020	(12,171,966)	(11,860,480)	311,486
						$629,036
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	130,000	USD	99,548	CITI	10/2/2020	—	$(1,917)
CAD	130,000	USD	97,134	MSI	11/4/2020	$506	—
EUR	69,000	USD	80,956	BNP	10/30/2020	—	(10)
EUR	171,000	USD	199,425	MSI	10/30/2020	1,180	—
GBP	128,000	USD	171,808	BNP	10/2/2020	—	(6,644)
GBP	128,000	USD	165,108	MSI	11/4/2020	85	—
USD	97,124	CAD	130,000	MSI	10/2/2020	—	(507)
USD	14,974	CAD	20,000	BNP	11/4/2020	—	(47)
USD	9,422,610	EUR	7,960,000	HUS	12/16/2020	74,180	—
USD	165,082	GBP	128,000	MSI	10/2/2020	—	(83)
USD	14,223	GBP	11,000	SSB	11/4/2020	27	—
USD	2,861,862	GBP	2,177,000	BNP	12/16/2020	51,446	—
						$127,424	$(9,208)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	3,385.00	Oct 2020	43	4,300	$290,107	$(307,450)
							$290,107	$(307,450)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
HUS	HSBC Bank USA, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
22	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2020, by major security category or type:
	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$14,115,779	$7,179,663	$6,936,116	—
Consumer discretionary	7,744,019	3,661,426	4,082,593	—
Consumer staples	10,503,740	6,600,811	3,902,929	—
Energy	7,781,126	3,961,820	3,819,306	—
Financials	17,297,583	5,689,007	11,608,576	—
Health care	12,354,229	8,427,032	3,927,197	—
Industrials	10,660,171	3,616,265	7,043,906	—
Information technology	16,700,940	11,668,689	5,032,251	—
Materials	6,674,212	2,020,163	4,654,049	—
Real estate	4,416,788	2,459,119	1,957,669	—
Utilities	6,390,169	3,253,629	3,136,540	—
|	23

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities	$1,313,144	—	$1,313,144	—
Exchange-traded funds	2,239,401	$2,239,401	—	—
Other equity investments	196,129	—	—	$196,129
Corporate bonds	20,378,427	—	20,378,427	—
Convertible bonds	667,974	—	667,974	—
Term loans	316,067	—	316,067	—
Escrow certificates	963	—	—	963
Short-term investments	1,400,000	—	1,400,000	—
Total investments in securities	$141,150,861	$60,777,025	$80,176,744	$197,092
Derivatives:
Assets
Futures	$629,036	$629,036	—	—
Forward foreign currency contracts	127,424	—	$127,424	—
Liabilities
Forward foreign currency contracts	(9,208)	—	(9,208)	—
Written options	(307,450)	(307,450)	—	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Allstar Co-Invest LLC (LLC Interest)	8-1-11	$240,553	236,300	—	—	236,300	0.1%	$196,129
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
24	|